Staff costs - Additional Information (Details) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Staff costs
Increase (decrease) in staff costs	SFr 0.2	SFr 0.3